Investments in affiliated companies (Tables)	12 Months Ended
Dec. 31, 2017
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Investments in and Advances to Affiliates, Schedule of Investments [Table Text Block]
The following table includes the Group’s carrying amounts and percentages of ownership of the investments in affiliated companies under the equity and cost methods as of December 31, 2017 and the carrying amounts as of December 31, 2016:

	December	December 31, 2017
	31, 2016 RMB	RMB	Percentage Ownership
Investment in affiliated companies under the equity method:
Shanghai Sailing Xili Equity Investment Fund LLP (note e)	126,498	—
Tongmei Yingli New Energy Industry C o., Ltd. (note f)	30,347	—
Shandong Hi-speed Yingli New Energy Co., Ltd. (note h)	15,528	15,555	35%
Others	13,597	11,465

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	11,875	10%
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note d)	150,000	150,000	2.97%
Others	7,347	—
Total	355,192	188,895

Investments In Affiliates Rollforward [Table Text Block]
The movements of the investments in affiliated companies are as follows:

	Balances at January 1, 2015	Investments	Share of Profits / (Losses)	Disposal	Others	Balances at December 31, 2015
	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	51,724	—	8,413	—	254	60,391
Shanghai Sailing Xili Equity Investment Fund LLP (note e)	152,910	—	(9,161)	—	—	143,749
Tongmei Yingli New Energy Industry Co., Ltd. (note f)	30,000	—	347	—	—	30,347
Shandong Hi-speed Yingli New Energy Co., Ltd (note h).	—	17,500	(428)	—	(87)	16,985
Solariant Portfolio Two Godo Kaisha (note g)	7,782	20,580	—	—	(961)	27,401
Others	12,000	1,597	—	—	—	13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note d)	150,000	—	—	—	—	150,000
Others	7,010	2,921	—	(4,555)	—	5,376
Total	423,301	42,598	(829)	(4,555)	(794)	459,721

	Balances at January 1, 2016	Investments	Share of Profits / (Losses)	Disposal	Impairment	Other	Balances at December 31, 2016
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Hainan Tianneng Power Co., Ltd. (note b)	60,391	—	1,154	(61,545)	—	—	—
Shanghai Sailing Xili Equity Investment Fund LLP (note e)	143,749	—	—	—	(17,251)	—	126,498
Tongmei Yingli New Energy Industry Co., Ltd. (note f)	30,347	—	—	—	—	—	30,347
Shandong Hi-speed Yingli New Energy Co., Ltd (note h).	16,985	—	(1,457)	—	—	—	15,528
Solariant Portfolio Two Godo Kaisha (note g)	27,401	—	—	(26,367)	—	(1,034)	—
Others	13,597	—	—	—	—	—	13,597

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note d)	150,000	—	—	—	—	—	150,000
Others	5,376	1,971	—	—	—	—	7,347
Total	459,721	1,971	(303)	(87,912)	(17,251)	(1,034)	355,192

	Balances at January 1, 2017	Investments	Share of Profits / (Losses)	Disposal	Balances at December 31, 2017
	RMB	RMB	RMB	RMB	RMB
Investment in affiliated companies under the equity method:
Shanghai Sailing Xili Equity Investment Fund LLP (note e)	126,498	—	—	(126,498)	—
Tongmei Yingli New Energy Industry Co., Ltd. (note f)	30,347	—	—	(30,347)	—
Shandong Hi-speed Yingli New Energy Co., Ltd (note h).	15,528	—	27	—	15,555
Others	13,597	1,857	(535)	(3,454)	11,465

Investment in affiliated companies under the cost method:
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. (note c)	11,875	—	—	—	11,875
Guokai Siyuan (Beijing)Investment Fund Co., Ltd. (note d)	150,000	—	—	—	150,000
Others	7,347	603	—	(7,950)	—
Total	355,192	2,460	(508)	(168,249)	188,895

(a)
The Company’s 50% equity investment in Tibet Tianwei Yingli New Energy Resources Co., Ltd. (“Tibetan Yingli”) is accounted for under equity method. Given the continuing losses sustained by Tibetan Yingli, the Company recorded a full impairment provision of RMB 8,720 for this equity investment during the year ended December 31, 2011. In 2015, 2016 and 2017, Tibetan Yingli continued to incur losses and the carrying value of the Company’s investment in Tibetan Yingli remained as nil and no further loss was recognized as of December 31, 2015, 2016 and 2017.

(b)
In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest.  In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method. In December 2016, as discussed in note 14(b), Yingli China and Hainan Yingli transferred all of the equity interest in Hainan Tianneng to the other investor. The total consideration was RMB 95,840 and a gain of RMB 34,295 was recognized in “Other Income” in the Consolidated statement of Comprehensive Loss for year ended December 31, 2016.

(c)
In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.

(d)
In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd..The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method.  The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.

(e)
In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method. In March 2016, all partners of Sailing Fund decided to liquidate Sailing Fund. In 2017, the transaction has been completed. The disposal gain of RMB 9,080, which was the difference between the carrying value of long-term investment in Sailing of RMB 126,498 as of the liquidation date, and total assets received through the liquidation, which comprised of: i)cash received of RMB 36,238 and ii) accounts receivable from one related party of the Company of RMB 99,340, was recognized in “Other Income” in the consolidated statement of Comprehensive Loss for the year ended Decemeber 31, 2017.

(f)
In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment was accounted for under equity method. In late 2017, according to the share transfer agreement entered into between Yingli China and one of share holders of Tongmei Yingli, the shares owned by Yingli China was transfered to this share holder and the consideration to be collected of RMB 30,347 was recorded under “Prepaid expenses and other current assets” in the Consolidated Balance Sheets as of December 31, 2017. No gain or loss was recognized.

(g)
In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB 7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of JPY 815,700 (RMB 42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets. In 2016, the transaction had been completed and according to the final equity transferring contract, the consideration would be paid through five installment(with the fifth being contingent, as discussed below) and as of December 31, 2016, Yingli Japan had received the first four installment of total JPY 1,565,500 (RMB 89,197 equivalent), and a disposal gain of JPY 1,052,422 (RMB 62,830 equivalent), which was the difference between the carry value of the long term investment at the disposal date and the JPY 1,565,500 ( RMB 89,197 equivalent), was recognized in “Other Income” in the Consolidated Statements of Comprehensive Loss. The gain was mainly resulted from the unrecognized assets related to the entitlement granted to Solariant for the construction of the project assets. Since the fifth installment of JPY261,800 is contingent and won’t be paid to Yingli Japan until the project asset owned by the SPC is connected to the grid, no receivables and gain of the fifth installment was recognized in 2016. In late 2017, with the project asset successfully being connected to the grid, the fifth installment of JPY261,800 (RMB 15,281) was recognized in “Other Income” in the Consolidated Statement of Comprehensive Loss for the year ended December 31, 2017.

(h)
In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% common stock equity interest. The investment is accounted for under equity method.